Taxes On Income (Schedule Of Uncertain Tax Positions) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Unrecognized Tax Benefits [Roll Forward]
Balance at the beginning of the year	$ 81,058	$ 86,176
Additions (reductions) related to interest and currency translation	3,614	1,810
Additions based on tax positions related to prior period	59	28
Reductions related to tax positions taken during a prior period	(158)	(11,059)
Reductions related to settlement of tax matters	(20,905)	(11,258)
Additions based on tax positions taken during the current period ()	31,581	16,511
Reductions related to a lapse of applicable statute of limitation	(984)	(1,150)
Balance at the end of the year	$ 94,265	$ 81,058